                                                               December 28, 2011

           SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION, AS
                      IN EFFECT AND AS MAY BE AMENDED, FOR

FUND                                            DATE OF STATEMENT OF ADDITIONAL INFORMATION
---------------------------------------------   ----------------------------------------------
Pioneer Absolute Return Credit Fund             April 26, 2011 (as revised June 2, 2011)
Pioneer AMT-Free Municipal Fund                 May 1, 2011
Pioneer Bond Fund                               November 1, 2011 (as revised November 9, 2011)
Pioneer Classic Balanced Fund                   December 1, 2011
Pioneer Cullen Value Fund                       November 1, 2011
Pioneer Emerging Markets Fund                   April 1, 2011
Pioneer Equity Income Fund                      March 1, 2011
Pioneer Equity Opportunity Fund                 April 1, 2011 (as revised November 1, 2011)
Pioneer Floating Rate Fund                      August 8, 2011
Pioneer Fund                                    May 1, 2011
Pioneer Fundamental Growth Fund                 August 1, 2011
Pioneer Global Aggregate Bond Fund              March 1, 2011
Pioneer Global High Yield Fund                  March 1, 2011
Pioneer Government Income Fund                  December 1, 2011
Pioneer Growth Opportunities Fund               May 1, 2011
Pioneer High Yield Fund                         March 1, 2011
Pioneer Ibbotson Aggressive Allocation Fund     December 1, 2011
Pioneer Ibbotson Conservative Allocation Fund   December 1, 2011
Pioneer Ibbotson Growth Allocation Fund         December 1, 2011
Pioneer Ibbotson Moderate Allocation Fund       December 1, 2011
Pioneer Independence Fund                       May 1, 2011
Pioneer International Value Fund                April 1, 2011
Pioneer Mid Cap Value Fund                      March 1, 2011
Pioneer Multi-Asset Floating Rate Fund          April 26, 2011 (as revised July 18, 2011)
Pioneer Multi-Asset Real Return Fund            March 1, 2011 (as revised July 19, 2011)
Pioneer Oak Ridge Large Cap Growth Fund         April 1, 2011
Pioneer Oak Ridge Small Cap Growth Fund         April 1, 2011
Pioneer Real Estate Shares                      May 1, 2011
Pioneer Research Fund                           May 1, 2011 (as revised June 2, 2011)
Pioneer Select Mid Cap Growth Fund              April 1, 2011
Pioneer Strategic Income Fund                   February 1, 2011 (as revised November 1, 2011)
Pioneer Value Fund                              February 1, 2011

Effective January 1, 2012, the following replaces the corresponding information in the section "SALES CHARGES - Class A Share Sales Charges" in the statement of additional information for the above listed funds.

No sales charge is payable at the time of purchase on investments of $500,000 or more, or for purchases by participants in employer-sponsored retirement plans described below subject to a CDSC of 1%, which may be imposed in the event of a redemption of Class A shares within 12 months of purchase. PFD may, in its discretion, pay a commission to broker-dealers who initiate and are responsible for such purchases as follows:

1.00%             Up to $4 million
0.50%             Greater than $4 million and less than or equal to $50 million
0.25%             Over $50 million

Commissions are based on cumulative investments in Class A shares of the Pioneer funds. These commissions shall not be payable if the purchaser is affiliated with the broker-dealer or if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months. Broker-dealers who receive a commission in connection with Class A share purchases at net asset value by employer-sponsored retirement plans with at least $500,000 in total plan assets (or that have 1,000 or more eligible participants for employer-sponsored retirement plans with accounts established with Pioneer on or before March 31, 2004) will be required to return any commissions paid or a pro rata portion thereof if the retirement plan redeems its shares within 12 months of purchase.

                                                                   25359-00-1211
                                        (C) 2011 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                    Member SIPC.